Derivative Liability (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	2016	2015	2014
Derivative liability, opening balance	$120,337	$284,195	$244,891
Warrants issued during the year	-	32,570	-
Options issued during the year	20,970	-	-
Change in fair value of options and warrants	(81,317)	(196,428)	39,304
Derivative liability, closing balance	$59,990	$120,337	$284,195